Business Combination (Tables)	12 Months Ended
Dec. 31, 2018
Business Acquisition, Pro Forma [Abstract]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The table below presents information with respect to the fair value of the NewDominion acquired loans as well as their book balance at the acquisition date.

(in thousands)	Book Balance	Fair Value
Commercial, financial and agricultural	$19,246	$19,138
Commercial real estate	119,434	117,638
Construction real estate:
Commercial	22,494	22,235
Mortgage	8,391	8,111
Residential real estate:
Commercial	14,798	14,797
Mortgage	50,295	48,714
HELOC	37,651	36,688
Consumer	541	539
Purchased credit impaired	5,069	4,893
Total loans	$277,919	$272,753
The following table summarizes the consideration paid for NewDominion and the amounts of the assets acquired and liabilities assumed at their fair value:

(in thousands)
Consideration
Cash	$30,684
Park common shares	48,519
Previous 8.55% investment in NewDominion	7,000
Fair value of total consideration transferred	$86,203

Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash equivalents	$42,954
Securities	1,954
Loans	272,753
Premises and equipment	940
Core deposit intangibles	6,249
Trade name intangible	1,300
Other assets	6,133
Total assets acquired	$332,283

Deposits	284,231
Other liabilities	2,254
Total liabilities assumed	286,485

Net identifiable assets	45,798

Goodwill	$40,405

Business Acquisition, Pro Forma Information [Table Text Block]
The following table presents supplemental pro forma information as if the acquisition had occurred at the beginning of 2017. The unaudited pro forma information includes adjustments for interest income on loans and securities acquired, amortization of intangibles arising from the transaction, depreciation expense on property acquired, interest expense on deposits acquired, and the related tax effects. The pro forma information is not necessarily indicative of the results of operations that would have occurred had the transactions been effected on the assumed dates.

	Twelve months ended December 31,
(dollars in thousands, except per share data)	2018	2017
Net interest income	$273,685	$257,604
Net income	115,118	89,092
Basic earnings per share	7.33	5.66
Diluted earnings per share	7.27	5.62